Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ (135,671)	$ 131,698	$ 661,444
Items not affecting cash:
Deferred income taxes	19,386	(87,681)
Gain on acquisitions			(693,953)
Unrealized (gain) loss on risk management contracts	(26,587)	(8,673)	35,677
Foreign exchange (gain) loss	(8,967)	26,099	1,512
Depletion and depreciation	67,893	67,868	27,996
Stock based compensation	9,808	1,183
Other non-cash expenses	68	66	3,769
Accretion	906	743	298
Amortization of debt issuance costs	43,478	29,854	2,152
Debt redemption premium	19,152
Gain on revaluation of warrants	(34,973)
Listing expense	106,542
Change in non- cash working capital	25,513	3,570	(6,910)
Cash provided by operating activities	86,548	164,727	31,985
Financing activities
Issuance of long-term debt net of issuance costs	382,454		365,591
Repayment of long-term debt	(294,647)	(123,612)
Debt redemption premium	(19,152)
Issuance of common shares	67,115		15
Common shares repurchased	(41,464)
Dividend on De-Spac transaction	(59,388)
De-Spac transaction costs	(34,817)
Payment of lease liabilities	(99)	(26)
Cash provided (used) by financing activities	2	(123,638)	365,606
Investing activities
Property, plant and equipment expenditures	(33,428)	(39,592)	(4,594)
Cash and cash equivalents acquired in acquisitions			6,918
Acquisitions			(366,454)
Restricted cash	35,313	(26,613)	(8,140)
Change in non-cash working capital (accrued additions to PP&E)	(13,988)	2,459	35,742
Cash used in investing activities	(12,103)	(63,746)	(336,528)
Exchange rate impact on cash and cash equivalents held in foreign currency	(285)	(2,849)	(194)
Change in cash and cash equivalents	74,162	(25,506)	60,869
Cash and cash equivalents, beginning of year	35,363	60,869
Cash and cash equivalents, end of year	$ 109,525	$ 35,363	$ 60,869